Significant Transactions - Disclosure of assets and liabilities of CIBC Firstcaribbean (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Nov. 01, 2019	Oct. 31, 2019	Jul. 31, 2019
Disclosure Of Significant Transactions [Line Items]
Allowance for credit losses	$ 3,347	$ 3,064		$ 1,915	$ 1,771
Lease liability			$ 1,712
CIBC FirstCaribbean [Member]
Disclosure Of Significant Transactions [Line Items]
Allowance for credit losses	417
Net intercompany receivables	543
CIBC FirstCaribbean [Member] | Other Liabilities [member]
Disclosure Of Significant Transactions [Line Items]
Lease liability	58
CIBC FirstCaribbean [Member] | Land Building And Equipment [Member]
Disclosure Of Significant Transactions [Line Items]
Right of use assets	$ 57